Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2020	99,549	1,030,915	392,432	1,522,896
Constitution (Reversal) of provision	9,581	1,799,280	659,806	2,468,667
Provisions used	(9)	(288,531)	(218,618)	(507,158)
Amendment of assumptions	(32,562)	-	-	(32,562)
Plan experience	(8,962)	-	-	(8,962)
Present value adjustment	7,842	57,976	-	65,818
Exchange rate and monetary variation	-	80,193	(1,570)	78,623
Balances on December 31, 2021	75,439	2,679,833	832,050	3,587,322
Constitution (Reversal) of provision	12,562	35,450	296,524	344,536
Provisions used	(97)	(166,816)	(315,731)	(482,644)
Amendment of assumptions	(28,290)	-	-	(28,290)
Plan experience	45,806	-	-	45,806
Present value adjustment	7,977	231,800	-	239,777
Exchange rate change	-	(179,072)	2,368	(176,704)
Balances on December 31, 2022	113,397	2,601,195	815,211	3,529,803

On December 31, 2022
Current	`-	634,820	-	634,820
Non-current	113,397	1,966,375	815,211	2,894,983
Total	113,397	2,601,195	815,211	3,529,803

On December 31, 2021
Current	-	477,324	-	477,324
Non-current	75,439	2,202,509	832,050	3,109,998
Total	75,439	2,679,833	832,050	3,587,322
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

Actuarial assumptions

Actuarial assumptions	2022	2021
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	11.62%	10.59%
Actual discount rate p.a.	5.97%	5.30%
Long-term estimated inflation rate p.a.	5.33%	5.02%
HCCTR - Nominal medical inflation rate p.a.	8.75%	8.43%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	10.59%	7.88%
Actual discount rate p.a.	5.97%	5.30%
Long-term estimated inflation rate	5.02%	3.50%
HCCTR - Nominal medical inflation rate p.a.	8.43%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%

Schedule of provisions related to civil and labor suits

	Probable loss		Possible loss
	2022	2021	2022	2021
Civil	165,475	188,500	74,212	55,193
Labor	425,711	475,191	137,245	102,216
Tax	224,025	168,359	1,247,288	701,556
Total	815,211	832,050	1,458,745	858,965